Other assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other assets [abstract]
Schedule of Other Assets
11 Other assets

Other assets by type
	2019	2018
Net defined benefit assets	709	527
Investment properties	46	54
Property development and obtained from foreclosures	98	124
Accrued assets	783	783
Amounts to be settled	2,835	4,248
Other	2,546	2,696
	7,018	8,433